Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss before income tax	$ (49,595,727)	$ (85,283,966)	$ (1,806,871)
Adjustments to reconcile profit (loss)
Depreciation expenses	1,200,954	1,139,488	1,025,783
Amortization expenses	2,094,023	2,101,080	1,809,774
Expected credit losses (gain)	56,751	192,134	(44,725)
Interest expense	927,622	8,167,872	298,958
Interest income	(18,557)	(21,773)	(19,340)
Gain on disposal of property, plant and equipment, net	(569)	(38)	(3,732)
Losses (gain) on lease modification	41,120	(3,273)
Impairment loss on Intangible assets	39,211,519	29,026,050	298,424
Losses (gain) on valuation of financial liabilities at fair value through profit or loss	(606,825)	676,564	(5,480,914)
Share-based payment transactions	483,592	250,952	118,800
Professional fees settled by issuance of shares	181,935
Listing expense		38,100,249
Changes in operating assets and liabilities
Current contract assets	(275,585)	(767,537)	(60,002)
Accounts and notes receivable	1,074,158	624,242	(3,121,238)
Other receivables	(1,651,996)	804,116	(188,073)
Inventories	7,297	27,796	14,714
Prepayments	140,494	(64,877)	91,899
Other current assets	198,723	(182,526)	13,512
Other non-current assets	(57,102)	(229,300)	214,448
Current contract liabilities	803,602	(455,207)	(54,194)
Accounts and notes payable	1,151,205	88,727	1,974,808
Other payables	(1,074,799)	(2,755,037)	3,795,566
Other current liabilities	1,617,175	(615,585)	236,682
Provisions	(81,984)	(40,834)	(213,270)
Other non-current liabilities	(40,099)	(539,782)	114,463
Cash used in operations	(4,213,073)	(9,760,465)	(984,528)
Interest received	18,557	21,773	19,340
Interest paid	(642,250)	(440,909)	(330,829)
Income tax paid	(59,294)	(32,469)	(128,465)
Net cash used in operating activities	(4,896,060)	(10,212,070)	(1,424,482)
Cash flows from investing activities
Acquisition of financial assets at amortized cost	(21,580,738)	(367,151)	(44,901)
Proceeds from repayments of financial assets at amortized cost	21,084,519	85,673	1,604
Payment of contingent consideration			(400,000)
Acquisition of property, plant and equipment	(133,202)	(89,121)	(87,179)
Proceeds from disposal of property, plant and equipment	2,466	14,066	4,863
Acquisition of intangible assets	(270,314)	(275,609)	(171,541)
Proceeds from disposal of intangible assets			7,888
Net cash flow from acquisition of subsidiaries		1,552,346	942,007
Net cash flow from recapitalization		2,653
Net cash generated from (used in) investing activities	(897,269)	922,857	252,741
Cash flows from financing activities
Increase in short-term borrowings	5,089,966	1,861,076	1,397,615
Repayments of short-term borrowings	(2,681,861)	(4,323,616)	(320,718)
Increase in long-term borrowings	4,012,261	7,857,361	3,083,996
Repayments of long-term borrowings	(5,760,673)	(5,055,675)	(2,827,853)
Payments on bonds payable		(313,189)	(149,547)
Payment on lease liabilities	(936,623)	(1,001,160)	(782,117)
Proceeds from issuance of financial liabilities at fair value through profit or loss	1,875,000	6,475,471
Payment on financial liabilities at fair value through profit or loss	(1,535,473)
Proceeds from issuance of November PIPE Convertible Notes		4,355,000
Proceeds from issuance of ordinary shares-ELOC	2,609,282
Proceeds from issuance of ordinary shares-Private Placement	1,500,000		301,203
Share-based payments		22,911	99,999
Proceeds from guarantee deposits	(242,469)	119,140	27,171
Acquisition of ownership interest in subsidiaries			(298,318)
Changes in non-controlling interests		25,094	(459)
Net cash generated from financing activities	3,929,410	10,022,413	530,972
Effect of foreign exchange rate changes	147,574	(116,742)	(63,249)
Net increase (decrease) in cash and cash equivalents	(1,716,345)	616,458	(704,018)
Cash and cash equivalents at beginning of year	3,646,756	3,030,298	3,734,316
Cash and cash equivalents at end of year	$ 1,930,411	$ 3,646,756	$ 3,030,298